DESCRIPTION OF THE PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, automatic, election period	60 days
Participant contribution, automatic, annual increase deferral rate	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percent	90.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percent	6.00%
Requisite service period	3 years
Forfeited nonvested account, decrease from administrative expense	$ 145,000	$ 71,000
Forfeited nonvested account, decrease from employer contribution	2,592,000	1,571,000
Forfeited nonvested account	$ 107,000	$ 1,014,000
Investment, transfer increment, percent	0.01
IFF Common Stock
EBP, Description of Plan [Line Items]
Participant contribution, investment, fund contribution to total contributions, percent	0.20
Vanguard Federal Money Market Fund
EBP, Description of Plan [Line Items]
Investment, assets invested in government securities, threshold percentage	80.00%
Investment, maximum dollar-weighted average maturity, days	60 days
Investment, maximum dollar-weighted average life, days	120 days
Investment, assets invested in government securities, percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	9.00%